ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

October 28, 2026	James E. Thomas, Esq. T+1 617 951 7367 James.Thomas@ropesgray.com

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	BondBloxx ETF Trust (the “Registrant”)
SEC File Nos. 333-258986 and 811-23731

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Registrant to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify that (a) the forms of Prospectus and Statement of Additional Information used with respect to BondBloxx Core Plus ETF, a new series of BondBloxx ETF Trust, do not differ from those contained in Post-Effective Amendment No. 85 to the Registrant’s Registration Statement (“Amendment No. 85”), and (b) Amendment No. 85 was filed electronically.

Please direct any questions regarding this matter to the undersigned at (617) 951-7367.

Very truly yours,

/s/ James Thomas
James Thomas

cc:	Joanna Gallegos
Tony Kelly